Summary of Significant Accounting Policies - Equity Investments (Details) - USD ($) $ in Thousands	Feb. 08, 2023	Dec. 07, 2022	Dec. 31, 2022
Description of Organization and Business Operations
Shares issued in transaction (in shares)	196,222,737
Brookfield SAFE liability			$ 50,000
ArcelorMittal
Description of Organization and Business Operations
Shares issued in transaction (in shares)		3,000,000